Accounts Receivable (Tables)	12 Months Ended
Aug. 31, 2022
Trade and other current receivables [abstract]
Schedule of Trade and Other Receivables

	2022 $	2021 $

Subscriber and trade receivables	362	362
Miscellaneous receivables	37	17

	399	379
Less allowance for doubtful accounts (note 30)	(67)	(78)

	332	301